Loans (Officer and Director Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loans and Leases Receivable Disclosure [Abstract]
Loan portfolio secured by real estate, percent	94.00%	96.00%
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance, beginning of year	$ 29,256	$ 37,394
New loans and advances	6,121	31
Loan repayments	(2,268)	(8,169)
Balance, end of year	$ 33,109	$ 29,256